Summary of Significant Accounting Policies as Restated - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Milestone	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Impairment loss	$ 0
Description of recognize a short-term leases	The Group applies the short-term lease recognition exemption to its short-term leases that is those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option. Lease payments on short-term leases are recognized as an expense on a straight-line basis over the lease term.
Cash and cash equivalents maturity, months	3 months
Non-refundable upfront amount recognized as revenue	$ 350,000,000
Milestone payments	50,000,000
Estimated total transaction price	400,000,000
Upfront fees recognized as revenue	$ 350,000,000			$ 350,000,000
Number of milestone payments | Milestone	2
Number of additional milestone payments | Milestone	3
Additional milestone payment receivable	$ 65,000,000
Milestone payment not eligible to receive based on subsequent change in development plan	280,000,000
Equity-settled share-based compensation expense	20,158,000	$ 4,760,000	$ 1,272,000
Top of Range
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payment receivable	$ 1,100,000,000
CARTITUDE-1 Clinical Trial
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Number of milestone payments | Milestone	2
Milestone achievement, clinical milestone	$ 60,000,000
Cilta-cel
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Number of milestone payments | Milestone	1
Milestone achievement, clinical milestone	$ 75,000,000
Stock Option and Restricted Stock Unit Scheme
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Upfront fees recognized as revenue	350,000,000			$ 350,000,000
Equity-settled share-based compensation expense	0
Specified manufacturing milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payments	125,000,000
Milestone payment receivable	125,000,000
Specified development milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payments	215,000,000
Specified regulatory milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payments	800,000,000
Milestone payment receivable	705,000,000
Specified net trade sales milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payments	210,000,000
Milestone payment receivable	210,000,000
Specified future development milestones
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Milestone payment receivable	$ 60,000,000